29. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 883,119
Provisions, ending	1,070,150	$ 883,119
Non-current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	883,119	504,038
Increases	472,067	411,975
Decreases	(85,662)	(4)
Result from exposure to inflation	(199,374)	(32,890)
Provisions, ending	1,070,150	883,119
Current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	190,858	129,808
Increases	252,030	130,389
Decreases	(239,585)	(58,930)
Result from exposure to inflation	(15,868)	(10,409)
Provisions, ending	$ 187,435	$ 190,858